Financial Instruments - Summary of Changes in Level 3 Instruments Carried at Fair Value (Detail) - Level 3 [member] - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2025	Oct. 31, 2024
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		$ 1,934
Gains/(losses) recorded in income	[1]	55
Gains/(losses) recorded in OCI		5
Purchases/ Issuances		76
Sales/ Settlements		(21)
Transfers into/out of Level 3		(7)
Fair value, ending balance		2,042	$ 1,934
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	54
Derivative financial instruments [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		10
Gains/(losses) recorded in income	[1]	3
Purchases/ Issuances		4
Transfers into/out of Level 3		3
Fair value, ending balance		20	10
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	3
Obligations related to securities sold short [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(2)
Transfers into/out of Level 3		2	(2)
Fair value, ending balance			(2)
Trading assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		25	48
Gains/(losses) recorded in income	[1]	1
Purchases/ Issuances		1	3
Sales/ Settlements		(13)	(6)
Transfers into/out of Level 3		(4)	(20)
Fair value, ending balance		10	25
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	1
Trading assets [member] | Corporate and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		4
Transfers into/out of Level 3		(4)
Fair value, ending balance			4
Trading assets [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		21
Gains/(losses) recorded in income	[1]	1
Purchases/ Issuances		1
Sales/ Settlements		(13)
Fair value, ending balance		10	21
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	1
Investment securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1,901	1,822
Gains/(losses) recorded in income	[1]	51	13
Gains/(losses) recorded in OCI		5	1
Purchases/ Issuances		71	72
Sales/ Settlements		(8)	(40)
Transfers into/out of Level 3		(8)	33
Fair value, ending balance		2,012	1,901
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	50
Investment securities [member] | Corporate and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		35
Gains/(losses) recorded in income	[1]	(1)
Fair value, ending balance		34	35
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	(1)
Investment securities [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1,866
Gains/(losses) recorded in income	[1]	52
Gains/(losses) recorded in OCI		5
Purchases/ Issuances		71
Sales/ Settlements		(8)
Transfers into/out of Level 3		(8)
Fair value, ending balance		1,978	1,866
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	51
Derivative financial assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		10	35
Gains/(losses) recorded in income	[1]		1
Purchases/ Issuances			(2)
Sales/ Settlements			(8)
Transfers into/out of Level 3			(16)
Fair value, ending balance			10
Derivative financial assets [member] | Equity contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		44
Gains/(losses) recorded in income	[1]	11
Purchases/ Issuances		4
Transfers into/out of Level 3		(1)
Fair value, ending balance		58	44
Change in unrealized gains/(losses)recorded in income for instruments still held	[2],[3]	11
Derivative financial assets [member] | Commodity Contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		7
Gains/(losses) recorded in income	[1]	(1)
Fair value, ending balance		6	7
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	(1)
Derivative financial assets [member] | Credit Contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		2
Gains/(losses) recorded in income	[1]	(1)
Fair value, ending balance		1	2
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	(1)
Interest rate contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(13)
Gains/(losses) recorded in income	[1]	(10)
Fair value, ending balance		(23)	(13)
Change in unrealized gains/(losses)recorded in income for instruments still held	[2],[4]	(10)
Commodity Contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(10)
Gains/(losses) recorded in income	[1]	1
Fair value, ending balance		(9)	(10)
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	1
Equity contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(19)
Gains/(losses) recorded in income	[1]	3
Transfers into/out of Level 3		4
Fair value, ending balance		(12)	(19)
Change in unrealized gains/(losses)recorded in income for instruments still held	[2],[3]	3
Credit Contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(1)
Fair value, ending balance		$ (1)	$ (1)

[1]	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
[2]	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income
[3]	Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.
[4]	Certain unrealized losses on interest rate derivative contracts are largely offset by mark-to-market changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.